Taxes and Contributions Payable (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Taxes And Contributions Payable [Abstract]
Summary of Taxes and Contributions Payable

	12/31/2023	12/31/2022
Income tax	14,467	13,746
Social contribution	5,061	4,847
Social Contribution on revenues (COFINS)	2,780	2,128
Social Integration Program (PIS)	606	460
Service tax (ISS) on billing	1,742	856
Withholding Income Tax (IRRF) deducted from third parties	103	143
Others	94	111

	24,853	22,291